Subsequent Events (FPS) - Narrative (Details) - Forgent Power Solutions, Inc. $ / shares in Units, $ in Millions	Feb. 06, 2026 USD ($) director $ / shares shares	Feb. 04, 2026 class vote $ / shares shares	Dec. 31, 2025 $ / shares shares	Jul. 24, 2025 $ / shares shares	Jul. 21, 2025 $ / shares shares
Subsequent Event [Line Items]
Common stock authorized (in shares)			100	100	100
Common stock par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001
Subsequent Event
Subsequent Event [Line Items]
Preferred stock authorized (in shares)		20,000,000
Preferred stock par value (in dollars per share) | $ / shares		$ 0.00001
Number of classes of board of directors | class		3
Number of votes per common share held | vote		1
Percentage of amount of tax savings due to equity owners under agreement		8500.00%
Subsequent Event | Continuing Equity Owners
Subsequent Event [Line Items]
Number of entitled director nominations to the board | director	5
Subsequent Event | 2026 Incentive Award Plan [Member] | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Awards granted (in shares)	670,185
Grant date fair value of awards granted (in dollars per share) | $ / shares	$ 27
Aggregate fair value of awards granted | $	$ 18.1
Subsequent Event | 2026 Incentive Award Plan [Member] | Restricted Stock Units (RSUs) | Minimum
Subsequent Event [Line Items]
Awards vesting period	1 year
Subsequent Event | 2026 Incentive Award Plan [Member] | Restricted Stock Units (RSUs) | Maximum
Subsequent Event [Line Items]
Awards vesting period	3 years
Subsequent Event | The Corporation | Continuing Equity Owners
Subsequent Event [Line Items]
Minimum percentage of outstanding voting stock entitling board nominations	3500.00%
Minimum percentage of voting stock requiring prior written consent for certain corporate actions	2500.00%
Subsequent Event | Forgent Intermediate LLC
Subsequent Event [Line Items]
Equity interests acquired	100.00%
Subsequent Event | Common Class B
Subsequent Event [Line Items]
Common stock authorized (in shares)		100,000,000
Common stock par value (in dollars per share) | $ / shares		$ 0.00001
Subsequent Event | Common Class B | Opco LLC
Subsequent Event [Line Items]
Ratio of Opco LLC Interests held by Existing Owners and number of common stock shares held by Existing Owners required to issue shares		1
Stock cancelation ratio if Existing Owners elect to redeem Opco LLC Interests		1
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Common stock authorized (in shares)		2,000,000,000
Common stock par value (in dollars per share) | $ / shares		$ 0.00001
Subsequent Event | Common Class A | Forgent Intermediate LLC
Subsequent Event [Line Items]
Shares exchanged for equity interests acquired (in shares)	210,055,933
Subsequent Event | Common Class A | Opco LLC
Subsequent Event [Line Items]
Shares exchanged for equity interests acquired (in shares)	4,205,321
Required ratio between number of common stock issued by the Corporation and number of interests owned by the Corporation	1
Subsequent Event | Private Placement | Common Class B
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	90,167,635
Conversion ratio for shares issued	1